Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2015		2014
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2015	—	—%	51,000	2.00%
2016	—	—%	26,000	0.92%
2017	50,000	1.25%	51,000	1.28%
2018	150,000	2.04%	125,049	2.11%
2019	75,000	1.96%	75,333	1.97%
2020	25,000	2.14%	25,462	2.19%
Thereafter	150,000	3.32%	150,699	3.33%
Total	$450,000	2.37%	504,543	2.30%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2015	—	—%	51,000	2.00%
2016	—	—%	26,000	0.92%
2017	350,000	1.68%	351,000	1.68%
2018	150,000	2.04%	125,049	2.11%
2019	75,000	1.96%	75,333	1.97%
2020	25,000	2.14%	25,462	2.19%
Thereafter	150,000	3.32%	150,699	3.33%
Total	$750,000	2.12%	$804,543	2.09%
Prepayment penalty	(11,895)	—	(17,941)	—
Total long-term debt	$738,105	2.16%	$786,602	2.89%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructuring, Park paid a prepayment penalty of $25 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.55%. Of the $25 million prepayment penalty, $9.8 million remained to be amortized as of December 31, 2015. The remaining amortization will be $5.1 million in 2016 and $4.7 million in 2017.

On November 21, 2014, Park restructured $50 million in FHLB advances at a rate of 1.25%. As part of this restructuring, Park paid a prepayment penalty of $3.2 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the advances using the effective interest method, resulting in an effective interest rate of 3.52%. Of the $3.2 million prepayment penalty, $2.1 million remained to be amortized as of December 31, 2015. The remaining amortization will be $1.1 million in 2016 and $1.0 million in 2017.

On March 30, 2015, Park prepaid $54.5 million of FHLB advances, with a weighted average rate of 1.59%, resulting in a prepayment penalty of $532,000.

Park had approximately $150.0 million of long-term debt at December 31, 2015 with a contractual maturity longer than five years. However, all of this debt is callable by the issuer in 2016.

At December 31, 2015 and 2014, FHLB advances were collateralized by investment securities owned by PNB’s banking divisions and by various loans pledged under a blanket agreement by PNB's banking divisions. At December 31, 2015 and 2014, $21 million and $28 million, respectively, of investment securities were pledged as collateral for FHLB advances. At December 31, 2015 and 2014, $1,985 million and $2,038 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park's bank subsidiary. See Note 13 - Repurchase Agreement Borrowings for information related to investment securities collateralizing repurchase agreements.